UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03870

Morgan Stanley U. S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2008 (unaudited)

PRINCIPAL	DESCRIPTION
AMOUNT IN	AND	COUPON
THOUSANDS	MATURITY DATE	RATE	VALUE

	U.S. Government Obligations (31.6%)
	U.S. Treasury Bonds (14.2%)
$102,500	02/15/27	6.625%	$133,402,213
31,500	08/15/27	6.375	40,093,610
72,965	08/15/20	8.75	107,167,344
4,750	02/15/15	11.25	7,205,532
			287,868,697
	U.S. Treasury Notes (17.4%)
205,190	*	3.875	219,008,315
37,500	02/15/31	5.375	43,382,850
48,500	11/15/09	3.50	49,996,710
35,000	08/15/08	4.125	35,350,035
4,000	11/15/15	4.50	4,421,564
			352,159,474

	Total U.S. Government Obligations (Cost $903,593,870)		640,028,172

	Mortgage-Backed Securities (45.1%)
	Federal Home Loan Mortgage Corp. (0.0%)
315	12/01/18 - 02/01/19	9.50	350,717
379	10/01/09 - 08/01/20	10.00	448,420
133	09/01/14 - 05/01/19	10.50	158,556
			957,693
	Federal Home Loan Mortgage Corp. ARM (0.5%)
320	07/01/34	5.465	325,981
8,398	03/01/37	5.634	8,533,172
678	08/01/34	6.116	697,020
			9,556,173
	Federal Home Loan Mortgage Corp. GOLD (11.0%)
102,825	**	5.00	101,812,791
52,800	**	5.50	53,319,763
62,700	**	6.50	65,041,469
335	03/01/29 - 02/01/33	6.50	350,377
1,373	11/01/26 - 05/01/33	7.50	1,484,668
218	12/01/30 - 02/01/31	8.00	236,587
			222,245,654
	Federal National Mortgage Assoc. (13.6%)
57,575	**	5.00	56,990,268
170,850	**	5.50	172,478,371
19,900	**	6.50	20,612,042
2,584	06/01/29 - 02/01/33	6.50	2,696,053
13,800	**	7.00	14,485,694
3,923	10/01/13 - 07/01/34	7.00	4,167,948
2,443	01/01/22 - 09/01/35	7.50	2,639,935
1,663	12/01/21 - 02/01/32	8.00	1,807,441
195	07/01/24 - 04/01/25	8.50	215,253
24	04/01/15 - 03/01/21	9.00	25,880
20	03/01/20 - 05/01/20	9.50	22,856
			276,141,742
	Federal National Mortgage Assoc. ARM (7.2%)
1,400	02/01/34	4.57	1,419,589
5,002	01/01/35	5.023	5,149,610
3,902	06/01/34	5.25	3,969,115
2,845	12/01/36	5.453	2,891,596
25,426	01/01/37	5.455	25,838,843

249	07/01/34	5.483		251,275
20,281	05/01/37	5.813		20,763,640
320	10/01/34	6.123		324,188
205	09/01/34	6.157		206,951
367	10/01/34	6.275		372,948
3,687	12/01/32	6.40		3,789,145
17,424	12/01/35	6.46		17,942,141
1,998	03/01/36	6.507		2,044,712
4,709	01/01/36	6.51		4,829,408
4,597	01/01/36	6.52		4,715,957
18,704	03/01/36	6.533		19,166,708
351	07/01/33	6.714		358,338
1,352	03/01/36	6.832		1,381,447
1,253	05/01/36	6.868		1,280,942
1,440	07/01/36	6.883		1,473,715
1,831	05/01/36	6.933		1,873,173
1,963	07/01/36	6.974		2,014,523
2,472	04/01/36	6.983		2,531,343
4,028	04/01/36	6.991		4,121,875
1,081	08/01/36	6.992		1,107,116
14,568	05/01/36	7.00		15,001,009
1,052	03/01/36	7.287		1,080,033
				145,899,343
	Government National Mortgage Assoc. I (10.1%)
2,779	10/20/34	4.75		2,782,268
22,153	03/15/26 - 09/20/34	6.00		21,916,578
22,980	03/15/14 - 05/15/31	6.50		24,004,647
59,021	11/15/17 - 03/15/27	7.00		63,233,657
44,813	10/15/16 - 04/15/34	7.50		48,278,313
6,901	06/15/16 - 08/15/31	8.00		7,555,313
12,324	12/15/16 - 10/15/24	8.50		13,580,841
8,721	10/15/08 - 01/15/25	9.00		9,548,412
5,507	10/15/16 - 10/15/20	9.50		6,123,768
6,844	11/15/09 - 08/15/20	10.00		8,181,548
31	12/15/10 - 01/15/15	12.50		36,346
				205,241,691
	Government National Mortgage Assoc. II (1.5%)
12,574	04/20/35	4.00		12,523,527
12,117	11/20/33	4.25		12,168,196
494	12/20/34	4.75		497,798
1,049	04/20/36	5.00		1,059,693
197	04/20/36	5.50		199,246
94	02/20/32	6.00		95,000
233	06/20/32	6.375		236,005
2,563	01/20/24 - 05/20/29	6.50		2,684,917
1,489	03/20/26 - 04/20/29	7.00		1,591,048
36	11/20/29	7.50		38,600
				31,094,030
	Government National Mortgage Assoc. GPM I (1.2%)
23,332	05/20/34	4.75		23,388,608
302	09/15/13 - 02/15/15	12.25		358,125
				23,746,733

	Total Mortgage-Backed Securities
	(Cost $884,628,350)			914,883,059

	Collaterized Mortgage Obligtions (24.6%)
	U.S. Government Agencies (10.3%)
	Federal Home Loan Mortgage (1.8%)
1,174	Whole Loan 2005-S001 2A2 09/25/45	5.281	+	1,154,297
1,951	Ser 2338 CL FN 08/15/28	6.352	+	1,917,034
18,240	3311 DF 05/15/37	3.16	+	17,509,701
1,299	2778 FV 03/15/34	3.42	+	1,270,037

4,994	3232 KF 10/15/36	3.27	+	4,843,498
9,862	3216 MA 04/15/27	6.00	+	10,089,031
				36,783,598
	Federal National Mortgage Assoc.(5.1%)
865	Grantor Trust 2004 - T5 A11 05/28/35	5.391	+	754,788
79	Grantor Trust 2004 - T5 A13 05/28/35	5.401	+	79,398
1,177	Whole Loan 2004-W1 1A4 11/25/43	5.50		1,183,276
1,365	Whole Loan 2005-W2 A1 05/25/35	5.331	+	1,281,195
1,404	2002-77 FH 12/18/32	6.013	+	1,377,019
144	2006-5 2A1 11/25/28	4.664	+	143,757
4,818	2006-118 A1 12/25/36	2.66	+	4,629,600
3,019	2006-118 A2 12/25/36	5.191	+	2,896,734
1,803	2006-28 1A1 03/25/36	5.241	+	1,743,969
22,939	2006-28 1P (IO) 03/25/36	1.74	+	742,709
156,500	2006-59 1P (IO) 07/25/36	2.27	+	5,839,321
85,840	2007-54 Class EF 06/25/37	2.94	+	82,371,926
				103,043,692
	Government National Mortgage Assoc.(3.4%)
596	1999-44 FP(PAC) 06/16/27	6.152	+	594,280
2,322	2002-55 PD (PAC) 09/20/31	6.00		2,349,908
24,430	2002-23 PE (PAC) 04/16/32	6.50		25,710,516
5,297	2005-37 (IO) 11/16/32	5.50		373,441
38,840	2006-24 (IO) 10/20/35	5.50		40,176,645
				69,204,790

	Total U.S. Government Agencies			209,032,081

	Private Issues (14.3%)
	American Home Mortgage Assets
15,769	2006-2 2A2 09/25/46	5.361	+	9,661,124
12,282	2006-3 3A2 10/25/46	5.391	+	6,754,833
9,398	2007-2 A1 03/25/47	5.256	+	5,704,643
11,884	2007-1 GA2 05/25/47	5.371	+	7,361,996
10,875	2007-2 A2A 03/25/47	5.296	+	8,291,544
19,003	American Home Mortgage Investment Trust
	2006-3 12A1 12/25/46	5.321	+	14,412,178
	Bear Stearns Mortgage Funding Trust
10,333	2006-AR2 1A1 09/25/36	5.331	+	7,855,673
2,853	2006-AR5 1A1 12/25/36	5.291	+	2,172,566
1,910	2007-AR1 1A2 01/25/37	5.341	+	1,166,527
14,717	2007-AR2 A2 03/25/37	5.271	+	11,157,913
2,664	2007-AR3 1A1 03/25/37	5.331	+	1,456,911
	Countrywide Alternative Loan Trust
11,704	2005-81 A2 02/25/37	5.481	+	7,514,497
17,475	2006-OA1 1A1 03/20/46	5.706	+	13,278,679
1,983	2006-OA2 A3 05/20/46	5.766	+	1,239,655
17,414	2006-OA8 1A2 07/25/46	5.361	+	10,894,128
1,892	2006-OA10 2A2 08/25/46	5.361	+	1,175,204
20,177	2006-OA12 A2 09/20/46	5.706	+	13,044,715
9,921	2006-OA22 A1 02/25/47	5.291	+	7,567,653
13,615	2006-OA22 A2 02/25/47	5.341	+	8,922,348
20,072	2007-OA3 1A2 04/25/47	5.311	+	11,801,885
	Deutsche Alt -A Securities Inc Mortgage
18,445	2007-OA1 A1 02/25/47	2.75	+	12,793,016
	Greenpoint Mortgage Funding Trust
2,002	2006-OH1 A2 01/25/37	5.361	+	1,448,067
21,582	2007-AR1 2A1A 03/25/47	5.331	+	16,409,379
	Harborview Mortgage Loan Trust
4,744	2005-8 1A2A 09/19/35	5.832	+	3,681,857
2,546	2006-10 2A1A 11/19/36	5.682	+	1,940,859
11,499	2006-10 2A1B 11/19/36	5.742	+	6,910,359
2,698	2006-14 2A1A 03/19/38	5.652	+	2,048,418
20,692	2006-14 2A1B 03/19/38	5.702	+	13,165,148
1,613	2007 2A1B 04/19/38	5.311	+	959,394

	Luminent Mortgage Trust
1,763	2006-4 A1B 05/25/46	5.361	+	1,133,067
19,992	2006-7 2A2 12/25/36	5.351	+	12,519,889
	Residential Accredit Loans, Inc.
10,964	2006-QH1 A2 12/25/36	5.361	+	6,849,611
2,731	2006-QO10 A1 01/25/37	5.291	+	2,048,415
21,301	2006-QO10 A2 01/25/37	5.331	+	13,482,557
2,377	2007-QH1 A2 02/25/37	5.321	+	1,464,811
19,278	2007-QO3 A2 03/25/47	5.331	+	13,929,308
9,407	2007-Q04 A2 05/25/47	5.391	+	5,972,954
5,832	2007-Q04 A3 05/25/47	5.431	+	2,942,229
	Structured Asset Mortgage Investments, Inc.
2,375	2007-AR1 1A2 01/25/37	5.341	+	1,484,516
19,661	2007-AR1 2A2 01/25/37	5.331	+	11,964,034
2,371	2007-AR2 1A2 02/25/37	5.321	+	1,443,217
	WAMU Mortgage Pass - Through Certificates
1,981	2007-OA1 A1B 02/25/47	5.331	+	1,136,149
2,350	2007-OA1CA1B 12/25/46	5.331	+	1,415,769
63,500	2007-0A2 1XPP (IO) 03/25/47	0.847	+	941,067

	Total Private Issues			289,518,765

	Total Collaterized Mortgage Obligtions (Cost $557,838,566)			498,550,846

	U.S. Government Agencies (11.7%)
	Federal Home Loan Bank
10,400	04/15/09	3.25		10,480,382
	Federal Home Loan Mortgage Corp.
80,000	01/15/12	5.75		88,110,960
7,550	09/15/09	6.625		8,021,883
	Federal National Mortgage Assoc.
80,000	03/15/12	6.125		89,337,600
1,350	06/15/10	7.125		1,488,151
1,550	01/15/10	7.25		1,684,991
	Housing Urban Development Ser 99-A
18,800	08/01/10	6.06		19,029,322
15,290	08/01/11	6.16		15,487,424
	Tennessee Valley Authority
2,235	05/01/30	7.125		2,927,318
	Total U.S. Government Agencies (Cost $224,860,430)			236,568,031

	Foreign Government Obligation (1.5%)
29,130	Egypt Government AID Bond 09/15/15 (Cost $28,581,657)	4.45		30,280,985

	Short-Term Investments (8.7%)
	U.S. Government Obligations (a) (0.4%)
	U.S. Treasury Bills ++
60	04/10/08	0.45		59,993
625	04/10/08	1.359		624,788
400	04/10/08	1.73		399,827
560	04/10/08	1.895		559,735
315	04/10/08	2.267		314,821
6,075	04/10/08	3.15		6,070,216
400	04/10/08	4.25		399,850
	(Cost $8,429,230)			8,429,230

NUMBER OF
SHARES (000)
	Investment Company (b) (8.3%)
169,060	Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class
	(Cost $169,059,697)		169,059,697

	Total Short-Term Investments
	(Cost $177,488,927)		177,488,927

	Total Investments (Cost $2,579,607,448) (c) (d)	123.2%	2,497,800,020

	Liabilities in Excess of Other Assets	(23.2)	(470,141,235)

	Net Assets	100.0%	$2,027,658,785

ARM	Adjustable Rate Mortgage.
GPM	Graduated Payment Mortgage.
IO	Interest-only security.
PAC	Planned Amortization Class.
*	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity.date; the actual principal amount and maturity date will be determined upon settlement.
**	Securities purchased on a forward commitment basis.
+	Floating rate security, rate shown is the rate in effect at March 31, 2008.
++	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $6,383,910.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class with respect to asset invested by the Fund in Morgan Stanley Institutional Government Portfolio - Institutional Class.

(c)

Securities have been designated as collateral in an amount equal to $1,248,838,131 in connection with securities purchased on a forward commitment basis, open futures contracts and open swap contracts.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Notes to the Portfolio of Investments

FAS 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

		Fair Value Measurements at March 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$2,497,800,020	$653,800,096	$1,843,999,924	—
Other Financial Instruments*	17,765,759	(12,745,630)	30,511,389	—
Total	$2,515,565,779	$641,054,466	$1,874,511,313	$0

* Other financial instruments include futures, forwards, and swap contracts.

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees (where fair value is estimated using recently executed transactions, market price quotations (where observable) and pricing models that may factor in, where appropriate, interest rates, bond or credit default swap spreads and volatility); (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (6) interest rate swaps are marked-to-market daily based upon quotations from market makers; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Futures Contracts Open at March 31, 2008:

				UNREALIZED
NUMBER OF	LONG/	DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
1,077	Long	U.S. Treasury Notes 2 Year, June 2008	$231,184,792	$1,389,883
9	Short	90 Day Euro$ June 2010	(2,176,313)	(34,787)
28	Short	90 Day Euro$ March 2010	(6,786,150)	(118,727)
82	Short	90 Day Euro$ December 2009	(19,914,725)	(389,967)
86	Short	90 Day Euro$ September 2009	(20,946,375)	(447,290)
86	Short	90 Day Euro$ June 2009	(20,990,450)	(470,456)
91	Short	90 Day Euro$ March 2009	(22,252,913)	(515,350)
100	Short	90 Day Euro$ December 2008	(24,460,000)	(558,504)
105	Short	90 Day Euro$ September 2008	(25,700,063)	(603,355)
118	Short	90 Day Euro$ June 2008	(28,830,350)	(649,166)
928	Short	U.S.Treasury Bonds 20 Year, June 2008	(110,243,505)	(2,270,746)
1,566	Short	U.S. Treasury Notes 5 Year, June 2008	(178,891,039)	(1,668,845)
1,870	Short	U.S. Treasury Notes 10 Year, June 2008	(222,442,353)	(6,408,320)

	Net Unrealized Depreciation			$(12,745,630)

Interest Rate Swap Contracts Open at March 31, 2008:

SWAP CONTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND+	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase N.A. New York	$45,400	Fixed Rate 5.358%	Floating Rate 3.078%	May 23, 2017	$4,822,388

Citibank N.A., New York	82,500	Fixed Rate 5.337	Floating Rate 3.092	May 24, 2017	8,625,375

Goldman Sachs Co.	83,000	Fixed Rate 5.34	Floating Rate 3.092	May 24, 2017	8,696,740

JPMorgan Chase N.A. New York	74,000	Fixed Rate 5.064	Floating Rate 2.938	September 11, 2017	6,120,540

Goldman Sachs Co.	19,000	Fixed Rate 5.227	Floating Rate 2.655	September 27, 2017	1,828,560

Bank of America NA	142,035	Fixed Rate 5.37	Floating Rate 3.08	February 12, 2018	1,866,274

Bank of America NA	70,290	Fixed Rate 5.592	Floating Rate 0.00	February 19, 2018	1,497,177

Goldman Sachs Co.	71,075	Fixed Rate 5.565	Floating Rate 0.00	February 27, 2018	1,427,897

Goldman Sachs Co.	140,035	Fixed Rate 5.63	Floating Rate 0.00	February 28, 2018	3,150,788

Bank of America NA	182,440	Fixed Rate 3.08	Floating Rate 5.815	February 12, 2023	(1,829,873)

Bank of America NA	90,725	Fixed Rate 0.00	Floating Rate 6.03	February 19, 2023	(1,469,745)

Goldman Sachs Co.	91,215	Fixed Rate 0.00	Floating Rate 5.96	February 27, 2023	(1,292,517)

Goldman Sachs Co.	179,670	Fixed Rate 0.00	Floating Rate 6.035	February 28, 2023	(2,932,214)

		Net Unrealized Appreciation			$30,511,390

+    Floating rate represents USD - 3 month LIBOR.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U. S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2008